Share Capital - Estimated Fair Value of Options Granted, Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.30%	1.90%
Volatility	49.00%	55.00%
Expected option life (in years)	3 years 7 months 6 days	3 years 7 months 6 days
Dividend yield	2.10%	1.20%
Forfeiture rate	9.40%	8.80%